PIMCO Variable Insurance Trust

Supplement Dated May 18, 2018 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus (the “Prospectuses”), and to the Statement of Additional Information (the “SAI”), each dated April 30, 2018, each as supplemented from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Unconstrained Bond Portfolio and PIMCO Global Bond Portfolio (Unhedged) (each, a “Portfolio”)

IMPORTANT NOTICE REGARDING CHANGES IN EACH PORTFOLIO’S NAME AND, FOR CERTAIN PORTFOLIOS, CHANGES IN NON-FUNDAMENTAL INVESTMENT POLICY AND PRINCIPAL INVESTMENT STRATEGIES

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

Effective July 30, 2018, all references to the Portfolio’s name in the Prospectuses and the SAI are deleted and replaced with the following:

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

In addition, effective July 30, 2018, the first paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Portfolio will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Portfolio’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO Foreign Bond Portfolio (Unhedged)

Effective July 30, 2018, all references to the Portfolio’s name in the Prospectuses and the SAI are deleted and replaced with the following:

PIMCO International Bond Portfolio (Unhedged)

In addition, effective July 30, 2018, the first paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Portfolio will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Portfolio’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Foreign Bond Portfolio (Unhedged)

In addition, effective July 30, 2018 non-fundamental investment policy number 4, listed in the second paragraph of the “Investment Restrictions—Non-Fundamental Investment Restrictions” section in the SAI, is deleted in its entirety and replaced with the following:

(4)    Each of the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) and PIMCO International Bond Portfolio (Unhedged) will invest, under normal circumstances, at least 80% of its assets in bond investments.

PIMCO Unconstrained Bond Portfolio

Effective July 30, 2018, all references to the Portfolio’s name in the Prospectuses and the SAI are deleted and replaced with the following:

PIMCO Dynamic Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

Effective July 30, 2018, all references to the Portfolio’s name in the Prospectuses and the SAI are deleted and replaced with the following:

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Investors Should Retain This Supplement For Future Reference

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PIMCO Variable Insurance Trust

Supplement Dated May 18, 2018 to the

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus, and PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Prospectus (the “Prospectuses”), each dated April 30, 2018, each as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGES IN THE PORTFOLIO’S NAME, NON-FUNDAMENTAL INVESTMENT POLICY AND PRINCIPAL INVESTMENT STRATEGIES

Effective July 30, 2018, all references to the Portfolio’s name in the Prospectuses are deleted and replaced with the following:

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

In addition, effective July 30, 2018, the Portfolio’s non-fundamental investment policy, as disclosed in the second paragraph of the “Investment Restrictions—Non-Fundamental Investment Restrictions” section in the Statement of Additional Information, is revised to state that the Portfolio will invest, under normal circumstances, at least 80% of its assets in bond investments. Accordingly, effective July 30, 2018, the first paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Portfolio will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Portfolio’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_051818

PIMCO Variable Insurance Trust

Supplement Dated May 18, 2018 to the

PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Foreign Bond Portfolio (Unhedged) Institutional Class Prospectus and PIMCO Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus (the “Prospectuses”), each dated April 30, 2018, each as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGES IN THE PORTFOLIO’S NAME, NON-FUNDAMENTAL INVESTMENT POLICY AND PRINCIPAL INVESTMENT STRATEGIES

Effective July 30, 2018, all references to the Portfolio’s name in the Prospectuses are deleted and replaced with the following:

PIMCO International Bond Portfolio (Unhedged)

In addition, effective July 30, 2018, the Portfolio’s non-fundamental investment policy, as disclosed in the second paragraph of the “Investment Restrictions—Non-Fundamental Investment Restrictions” section in the Statement of Additional Information, is revised to state that the Portfolio will invest, under normal circumstances, at least 80% of its assets in bond investments. Accordingly, effective July 30, 2018, the first paragraph of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Portfolio will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Portfolio’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP3_051818

PIMCO Variable Insurance Trust

Supplement Dated May 18, 2018 to the

PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Global Bond Portfolio (Unhedged) Institutional Class Prospectus and PIMCO Global Bond Portfolio (Unhedged) Advisor Class Prospectus (the “Prospectuses”), each dated April 30, 2018, each as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGE IN THE PORTFOLIO’S NAME

Effective July 30, 2018, all references to the Portfolio’s name in the Prospectuses are deleted and replaced with the following:

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP4_051818

PIMCO Variable Insurance Trust

Supplement Dated May 18, 2018 to the

PIMCO Unconstrained Bond Portfolio Administrative Class Prospectus, PIMCO Unconstrained Bond Portfolio Institutional Class Prospectus, PIMCO Unconstrained Bond Portfolio Advisor Class Prospectus and PIMCO Unconstrained Bond Portfolio Class M Prospectus (the “Prospectuses”), each dated April 30, 2018, each as supplemented from time to time

IMPORTANT NOTICE REGARDING CHANGE IN THE PORTFOLIO’S NAME

Effective July 30, 2018, all references to the Portfolio’s name in the Prospectuses are deleted and replaced with the following:

PIMCO Dynamic Bond Portfolio

Investors Should Retain This Supplement For Future Reference

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